CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Revenues, non-affiliates	$ 180,000	$ 695,095
Revenues, affiliate	182,323	20,000
Total revenues	362,323	715,095
Cost of revenues:
Cost of revenues, non-affiliate		335,571
Cost of revenues, affiliate	134,795	7,500
Total cost of revenues	134,795	343,071
Gross profit	227,528	372,024
Operating expenses:
Marketing, advertising and new business development	142,094	68,007
Research and development	293,968	23,124
Legal, accounting, consulting and public reporting	878,257	643,913
General and administrative	4,101,367	404,002
Total operating expenses	5,415,686	1,139,046
Loss from operations	(5,188,158)	(767,022)
Other income (expense):
Other income and expenses		184,875
Loss on derivative liabilities		(1,894,258)
Interest expense	(61,534)	(418,437)
Amortization of debt discount		(267,258)
Loss on extinguishment of debt and repurchase of warrants	(248,892)	(691,904)
Loss on settlement of dispute	(122,139)
Loss on issuance of common stock	(582,881)
Loss before taxes on income	(6,203,604)	(3,854,004)
Provision for taxes on income
Net Loss	(6,203,604)	(3,854,004)
Loss attributable to non-controlling interests	296,092
Net Loss attributable to common shareholders	$ (5,907,512)	$ (3,854,004)
Basic and diluted net loss per share:	$ (0.11)	$ (0.08)
Basic and diluted weighted-average common shares outstanding:	54,261,197	46,722,407